Share option plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Options outstanding, Number outstanding	6,983,862	5,952,701	5,184,813
Options outstanding, Weighted average remaining contractual life - years	2 years 8 months 12 days
Options outstanding, Exercise price (in dollars per share)	$ 0.36	$ 0.55	$ 0.58
Options vested, Number exercisable	4,016,375	3,822,758
Options vested, Weighted average exercise price (in dollars per share)	$ 0.46	$ 0.59
Stock Options One [Member]
Options outstanding, Number outstanding	2,118,562
Options outstanding, Weighted average remaining contractual life - years	4 years 5 months 16 days
Options outstanding, Exercise price (in dollars per share)	$ 0.11
Options vested, Number exercisable	722,475
Options vested, Weighted average exercise price (in dollars per share)	$ 0.13
Stock Options One [Member] | Minimum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.09
Stock Options One [Member] | Maximum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.18
Stock Options Two [Member]
Options outstanding, Number outstanding	2,659,675
Options outstanding, Weighted average remaining contractual life - years	3 years 3 months 4 days
Options outstanding, Exercise price (in dollars per share)	$ 0.38
Options vested, Number exercisable	1,088,275
Options vested, Weighted average exercise price (in dollars per share)	$ 0.46
Stock Options Two [Member] | Minimum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.22
Stock Options Two [Member] | Maximum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.49
Stock Options Three [Member]
Options outstanding, Number outstanding	2,205,625
Options outstanding, Weighted average remaining contractual life - years	3 months 26 days
Options outstanding, Exercise price (in dollars per share)	$ 0.57
Options vested, Number exercisable	2,205,625
Options vested, Weighted average exercise price (in dollars per share)	$ 0.57
Stock Options Three [Member] | Minimum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.50
Stock Options Three [Member] | Maximum [Member]
Options outstanding, Exercise price (in dollars per share)	$ 0.71